Intangible assets, net (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Change in Intangible Assets
Changes in the Group’s intangible assets in the nine-month periods ended September 30, 2025 and 2024 were as follows:

	Goodwill	Software	Trademarks	Others	Total
As of September 30, 2024
Opening net book amount	14,309	6,042	6,431	737	27,519
Exchange differences	6,154	2,135	3,246	(80)	11,455
Additions	—	1,019	—	—	1,019
Amortization charge (i)	—	(1,387)	(377)	(5)	(1,769)
Closing net book amount	20,463	7,809	9,300	652	38,224
At September 30, 2024 (unaudited)
Cost	20,463	20,062	12,740	1,264	54,529
Accumulated amortization	—	(12,253)	(3,440)	(612)	(16,305)
Net book amount	20,463	7,809	9,300	652	38,224

As of September 30, 2025
Opening net book amount	20,242	7,162	9,256	571	37,231
Exchange differences	(890)	(125)	(637)	80	(1,572)
Additions	—	1,244	—	—	1,244
Amortization charge (i)	—	(1,126)	(350)	(4)	(1,480)
Closing net book amount	19,352	7,155	8,269	647	35,423
At September 30, 2025 (unaudited)
Cost	19,352	20,947	12,189	1,265	53,753
Accumulated amortization	—	(13,792)	(3,920)	(618)	(18,330)
Net book amount	19,352	7,155	8,269	647	35,423

(i) Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the period ended September 30, 2025 and 2024, respectively.